Summary of Significant Accounting Policies (Details) - Schedule of financial instruments measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Short-term investments:
Wealth management products and structure deposits- unaudited	$ 37,670,691	$ 4,680,843
(Level 1) [Member]
Short-term investments:
Wealth management products and structure deposits- unaudited
(Level 2) [Member]
Short-term investments:
Wealth management products and structure deposits- unaudited	37,670,691	4,680,843
(Level 2) [Member]
Short-term investments:
Wealth management products and structure deposits- unaudited